Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Faseeh Ejaz
Title:
Account Administrator
Address:
190 S La Salle St
Phone:
312.416.6559
Email:
faseeh.ejaz@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Bank of America, National Association
Mortgage Loan Seller:
CIBC Inc.
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Rialto Capital Advisors, LLC
Trust Advisor:
Park Bridge Lender Services LLC
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Aug 16, 2024
Jul 17, 2024
Sep 17, 2024
Jul 31, 2024
Aug 12, 2024
First Payment Date:
Closing Date:
Cut-off Date:
Final Distribution Date:
Oct 20, 2014
Sep 30, 2014
Sep 1, 2014
Oct 17, 2047
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail
Page
1
Payment Detail (Exchange Certificates) Page
2
Factor Detail
Page
3
Principal Detail Page
4
Interest Detail
Page
5
Reconciliation of Funds
Page
6
Additional Reconciliation Detail
Page
7
Historical Loan Modification Report Page
8
Bond/Collateral Realized Loss Reconciliation
Page
9
Historical Delinquency & Liquidation (Stated)
Page
11
Delinquency Summary Report Page
12
REO Status Report Page
14
Historical Liquidation Loss Loan Detail
Page
15
Interest Adjustment Reconciliation
Page
16
Appraisal Reduction Report Page
17
Loan Level Detail Page
18
Material Breaches and Document Defects
Page
20
Mortgage Loan Characteristics
Page
21
Defeased Loan Detail
Page
25
Delinquent Loan Detail
Page
26
Specially Serviced Loan Detail
Page
27
Specially Serviced Loan Comment
Page
28
Other Related Information
Page
29
REO Additional Detail Page
30

Initial
Beginning
Principal
Interest
Total
Collateral
Trust
Exchangeable
Pass-Through
Class Certificate
Class Certificate
Distribution
Distribution
Distribution
Support
Advisor
Ending
Percent
Class
Rate
Outstanding
A-1
1.68600%
A-2
3.19400%
Balance
36,300,000.00
288,600,000.00
Balance
0.00
0.00
Amount
0.00
0.00
Amount
0.00
0.00
Amount
0.00
0.00
Deficit
0.00
0.00
Expense
0.00
0.00
Balance
0.00
0.00
A-SB
3.62100%
67,800,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
3.64600%
115,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
3.92300%
215,535,000.00
93,271,963.84
93,271,963.84
304,921.60
93,576,885.44
0.00
0.00
0.00
X-A
0.56033%
767,146,000.00
137,182,963.84
0.00
64,056.20
64,056.20
0.00
0.00
20,076,511.53
A-S
4.11000%
43,911,000.00
43,911,000.00
23,834,488.47
150,395.18
23,984,883.65
0.00
0.00
20,076,511.53
100.00%
B
4.50018%
81,364,000.00
81,364,000.00
0.00
305,127.53
305,127.53
0.00
0.00
81,364,000.00
100.00%
PST
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
C
4.54318%
61,991,000.00
61,991,000.00
0.00
234,697.14
234,697.14
0.00
0.00
61,991,000.00
100.00%
X-B
0.30685%
191,141,000.00
191,141,000.00
0.00
48,877.11
48,877.11
0.00
0.00
191,141,000.00
X-C
1.54318%
X-D
1.54318%
D
3.38900%
43,910,000.00
30,996,667.00
47,786,000.00
43,910,000.00
11,479,855.24
47,786,000.00
0.00
0.00
0.00
56,467.71
14,762.95
181,385.78
56,467.71
14,762.95
181,385.78
0.00
0.00
0.00
0.00
0.00
0.00
43,910,000.00
11,479,855.24
47,786,000.00
E
3.00000%
25,829,000.00
25,829,000.00
0.00
0.00
0.00
0.00
0.00
25,829,000.00
F
3.00000%
G
3.00000%
V
N/A
18,081,000.00
30,996,667.00
0.00
18,081,000.00
11,479,855.24
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
18,081,000.00
11,479,855.24
0.00
R
N/A
300-A
3.74900%
300-B
3.99600%
300-C
4.49000%
300-D
5.27900%
300-E
4.68959%
0.00
67,400,000.00
39,000,000.00
57,000,000.00
49,000,000.00
32,000,000.00
0.00
67,400,000.00
39,000,000.00
57,000,000.00
49,000,000.00
32,000,000.00
0.00
67,400,000.00
39,000,000.00
57,000,000.00
49,000,000.00
31,999,926.96
0.00
217,587.79
134,199.00
220,384.17
222,744.47
129,297.41
0.00
67,617,587.79
39,134,199.00
57,220,384.17
49,222,744.47
32,129,224.37
0.00
0.00
0.00
0.00
0.00
73.04
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,277,593,667.00
628,113,819.08
361,506,379.27
2,284,904.02
363,791,283.29
73.04
0.00
266,607,366.77
PAYMENT DETAIL
PA
YMENT DE
T
AIL
April 2149
Morgan Stanley Bank of America Merri l Lynch T
rust 2014-C1
Commercial Mortgage Pass-Through Certificates, Series 2014-C1
Morgan Stanley Bank Of America Merrill
l
Lynch Trust 2014-C18
8
Commercial Mortgage Pass
-
Through Certificates, Series 2014-C1
8
8
August 2024

Initial
Beginning
Principal
Interest
Total
Collateral
Trust
Exchangeable
Pass-Through
Class Certificate
Class Certificate
Distribution
Distribution
Distribution
Support
Advisor
Ending
Percent
Class
Rate
A-S
4.11000%
B
4.50018%
Balance
43,911,000.00
81,364,000.00
Balance
43,911,000.00
81,364,000.00
Amount
23,834,488.47
0.00
Amount
150,395.18
305,127.53
Amount
23,984,883.65
305,127.53
Deficit
0.00
0.00
Expense
0.00
0.00
Balance
20,076,511.53
81,364,000.00
Outstanding
100.00%
100.00%
PST
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
C
4.54318%
61,991,000.00
61,991,000.00
0.00
234,697.14
234,697.14
0.00
0.00
61,991,000.00
100.00%
Totals:
187,266,000.00
187,266,000.00
23,834,488.47
690,219.85
24,524,708.32
0.00
0.00
163,431,511.53
EXCHANGEABLE CERTIFICATE DETAIL
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
organ Stanley Bank Of
erica
errill Lynch Trust 2014-C18
April 2149
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass
-
Through Certificates,
,
Series 2014-C18
August 2024
Commercial Mortgage Pass-Through Certificates
Series 2014-C18

Beginning
Principal
Interest
Total
Ending
Class Certificate
Distribution
Distribution
Distribution
Realized
Class Certificate
Class
Cusip
A-1
61763XAA4
A-2
61763XAB2
Balance
0.00000000
0.00000000
Amount
0.00000000
0.00000000
Amount
0.00000000
0.00000000
Amount
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-SB
61763XAC0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
61763XAD8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
61763XAE6
0.43274625
0.43274625
0.00141472
0.43416097
0.00000000
0.00000000
X-A
61763XAG1
0.17882250
0.00000000
0.00008350
0.00008350
0.00000000
0.02617039
A-S
61763XAH9
1.00000000
0.54279084
0.00342500
0.54621584
0.00000000
0.45720916
B
61763XAJ5
1.00000000
0.00000000
0.00375015
0.00375015
0.00000000
1.00000000
PST
61763XAK2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C
61763XAL0
1.00000000
0.00000000
0.00378599
0.00378599
0.00000000
1.00000000
X-B
61763XAM8
1.00000000
0.00000000
0.00025571
0.00025571
0.00000000
1.00000000
X-C
61763XAP1
X-D
61763XAR7
D
61763XAT3
1.00000000
0.37035773
1.00000000
0.00000000
0.00000000
0.00000000
0.00128599
0.00047628
0.00379579
0.00128599
0.00047628
0.00379579
0.00000000
0.00000000
0.00000000
1.00000000
0.37035773
1.00000000
E
61763XAV8
1.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
F
61763XAX4
G
61763XAZ9
V
61763XBC9
1.00000000
0.37035773
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
0.37035773
0.00000000
R
61763XBD7
300-A
61763XBF2
300-B
61763XBH8
300-C
61763XBK1
300-D
61763XBM7
300-E
61763XBP0
0.00000000
1.00000000
1.00000000
1.00000000
1.00000000
1.00000000
0.00000000
1.00000000
1.00000000
1.00000000
1.00000000
0.99999772
0.00000000
0.00322831
0.00344100
0.00386639
0.00454581
0.00404054
0.00000000
1.00322831
1.00344100
1.00386639
1.00454581
1.00403826
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000228
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
FACTOR DETAIL
F
ACTOR DE
T
AIL
l 2149
organ Stanley Bank Of
erica
errill Lynch Trust 2014-C18
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass
-
Through Certificates,
,
Series 2014-C18
Apri
August 2024
Commercial Mortgage Pass-Through Certificates
Series 2014-C18

Collateral
Collateral
Excess
Cumulative
Beginning
Scheduled
Unscheduled
Support Deficit
Support
Trust Advisor
Ending
Realized
Class
A-1
A-2
Balance
0.00
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Recovered
0.00
0.00
Deficit
0.00
0.00
Expenses
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-SB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
93,271,963.84
893,801.54
92,378,162.30
0.00
0.00
0.00
0.00
0.00
A-S
43,911,000.00
0.00
23,834,488.47
0.00
0.00
0.00
20,076,511.53
0.00
B
81,364,000.00
0.00
0.00
0.00
0.00
0.00
81,364,000.00
0.00
PST
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
61,991,000.00
0.00
0.00
0.00
0.00
0.00
61,991,000.00
0.00
D
47,786,000.00
0.00
0.00
0.00
0.00
0.00
47,786,000.00
0.00
E
25,829,000.00
0.00
0.00
0.00
0.00
0.00
25,829,000.00
0.00
F
G
300-A
18,081,000.00
11,479,855.24
67,400,000.00
0.00
0.00
0.00
0.00
0.00
67,400,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
18,081,000.00
11,479,855.24
0.00
0.00
20,815,048.09
0.00
300-B
39,000,000.00
0.00
39,000,000.00
0.00
0.00
0.00
0.00
0.00
300-C
300-D
300-E
57,000,000.00
49,000,000.00
32,000,000.00
0.00
0.00
0.00
57,000,000.00
49,000,000.00
31,999,926.96
0.00
0.00
0.00
0.00
0.00
73.04
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
73.04
Totals:
628,113,819.08
893,801.54
360,612,577.73
0.00
73.04
0.00
266,607,366.77
20,815,121.13
PRINCIPAL DETAIL
PRINCI
P
AL DE
T
AIL
April 2149
Morgan Stanley Bank Of America Mer
ill Lynch Trust 2014-C18
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercia
Mortgage Pass-Through Certificates, Series 2014-C1
Commercial
l
Mortgage Pass
-
Through Certificates, Series 2014-C18
8
August 2024

Accrued
Net Prepay
Current
Yield Maintenance
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Excess
Charges/
Distribution
Unpaid Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfalls
0.00
0.00
Interest
0.00
0.00
Prepayment Premium
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-SB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
304,921.60
0.00
0.00
0.00
0.00
0.00
304,921.60
0.00
X-A
64,056.20
0.00
0.00
0.00
0.00
0.00
64,056.20
0.00
A-S
150,395.18
0.00
0.00
0.00
0.00
0.00
150,395.18
0.00
B
305,127.53
0.00
0.00
0.00
0.00
0.00
305,127.53
0.00
PST
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
234,697.14
0.00
0.00
0.00
0.00
0.00
234,697.14
0.00
X-B
48,877.11
0.00
0.00
0.00
0.00
0.00
48,877.11
0.00
X-C 56,467.71
X-D 14,762.95
D
134,955.63
0.00
0.00
0.00
0.00
0.00
(46,430.15)
0.00
0.00
(46,430.15)
0.00
0.00
0.00
0.00
0.00
0.00
56,467.71
14,762.95
181,385.78
0.00
0.00
19,873.03
E
64,572.50
0.00
64,572.50
64,572.50
0.00
0.00
0.00
258,290.00
F 45,202.50
G
28,699.64
V
0.00
0.00
0.00
0.00
45,202.50
28,699.64
0.00
45,202.50
28,699.64
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
273,871.20
5,844,676.24
0.00
R
0.00
300-A
217,587.79 300-
B
134,199.00
300-C 220,384.17
300-D 222,744.47
300-E
129,224.37
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(73.03)
0.00
0.00
0.00
0.00
0.00
(73.03)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
217,587.79
134,199.00
220,384.17
222,744.47
129,297.41
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
2,376,875.48
0.00
91,971.46
91,971.46
0.00
0.00
2,284,904.02
6,396,710.47
INTEREST DETAIL
INTEREST DE
T
AIL
pril 2149
r
t
ley Bank O
i
rrill
c
Tr
t
4-
18
Commercial Mortgage Pass
-
Through Certificates, Series 2014-C18
A
August 2024
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Interest
Fees
Scheduled Interest
2,382,214.62
Master Servicing Fee
3,306.21
Interest Adjustments
(84,163.52)
Certificate Administrator Fee
1,160.03
Deferred Interest
0.00
Trustee Fee
1,160.03
Net Prepayment Interest Shortfall
0.00
Custodian Fee
0.00
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
602.50
Interest Reserve (Deposit)/Withdrawal
0.00
CREFC License Fee
270.44
Interest Collections
2,298,051.10
Special Servicing Fee
7,880.94
Workout Fee
0.00
Liquidation Fee
0.00
Principal
Special Serv Fee plus Adj.
7,880.94
Scheduled Principal
893,801.54
Miscellaneous Fee
0.00
Fee Distributions
13,220.12
Unscheduled Principal
Principal Adjustments
Principal Collections
360,612,650.77
0.00
361,506,452.31
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
0.00
Net ASER Amount
Non-Recoverable Advances
Other
Other Expenses or Shortfalls
84,163.52
0.00
0.00
Additional Trust Fund Expenses
84,163.52
Yield Maintenance
Prepayment Premium
Other Collections
0.00
0.00
0.00
Payments to Certificateholders
Interest Distribution
Principal Distribution
Yield Maintenance
2,284,904.02
361,506,379.27
0.00
Available Distribution Amount
363,791,283.29
Prepayment Premium
0.00
Payments to Certificateholders
363,791,283.29
Total Collections
363,804,503.41
Total Distribution
363,804,503.41
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution
RECONCILI
A
TION OF FUNDS
pril 2149
Morgan Stanley Bank of America Merri l Lynch T
rust 2014-C1
Commercial Mortgage Pass-Through Certificates, Series 2014-C1
Morgan Stanley Bank Of America Merrill
l
Lynch Trust 2014-C18
8
Commercial Mortgage Pass
-
Through Certificates, Series 2014-C1
8
8
A
August 2024

Interest Accrual Period
07/01/2024 - 07/31/2024
P&I Advances: (Mortgage Loans and 300 North LaSalle B Note)
Master
Stated Principal Balance (Mortgage Loans and 300 North LaSalle B Note)
Mortgage Loans
Servicer
Trustee
Beginning
Ending
Beginning
Ending
Interest*
0.00
0.00
383,713,819.08
266,607,366.77
244,400,000.00
0.00
Total Current Advances*
1,999,360.09
0.00
Int. on Advances*
0.00
0.00
Master
Unpaid Principal Balance of the Mortgage Loans and 300 North LaSalle B Note
300 North LaSalle B Note
Servicer
Trustee
Mortgage Loans
300 B-Note
Principal*
0.00
0.00
267,701,980.21
0.00
Interest*
0.00
0.00
Total Current Advances*
0.00
0.00
Ending Loan Count
25
Int. on Advances*
0.00
0.00
Mortgage Loans
Servicing Advances:
Master
Special
Weighted Average Remaining Term to Maturity
4
Servicer
Servicer
Trustee
Weighted Average Mortgage Rate
4.5551%
Int. on Advances (Mtg. Loans)
0.00
0.00
0.00
Int. on Advances (300 B-Note)
0.00
0.00
0.00
300 North LaSalle B Note
Weighted Average Remaining Term to Maturity
0
Disclosable Special Servicer Fees
Weighted Average Mortgage Rate
4.5449%
Specially Serviced Loans that are not Delinquent
Commission
Brokerage Fee
Rebate
0.00
0.00
0.00
Balance
Count
0
0.00
Shared Fee
Other
0.00
0.00
Available
Sched Prin
Unsched Prin
Current but not Specially Serviced Loans
Distribution Amounts
Distribution Amt
Distribution Amt
Distribution Amt
(Foreclosure Proceedings Commenced, but not REO Property)
Total
363,791,283.29
893,801.54
360,612,650.77
Count
Balance
Class 300 Certificates
245,324,139.80
0.00
244,400,000.00 0
0.00
* Current advances are not provided by the Servicer
ADDITIONAL RECONCILIATION DETAIL
Mortgage Loans
300 North LaSalle B Note
Principal*
0.00
0.00
ADDITIONAL RECONCILI
A
TION DE
T
AIL
pril 2149
rgan Stanley Bank Of
ri
a
errill Lynch Trust 2014-C18
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass
-
Through Certificates,
,
Series 2014-C18
A
August 2024
Commercial Mortgage Pass-Through Certificates
Series 2014-C18

HISTORICAL LOAN MODIFIC
A
TION REPORT
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Ending
Scheduled
Loan ID
Balance
Ending
Unpaid
Balance
Comments

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Beginning
Balance of the
Loan at
Liquidation
Loan ID
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
0.00
0.00
0.00
0.00
0.00
14
Jan 2018
500.00
500.00
0.00
0.00
0.00
500.00
0.00
0.00
0.00
14
Jun 2018
4,000.00
4,500.00
0.00
0.00
0.00
4,500.00
0.00
0.00
0.00
14
Nov 2018
95,758.51
100,258.51
0.00
0.00
0.00
100,258.51
0.00
0.00
0.00
14
Jan 2019
(69,816.32)
30,442.19
0.00
0.00
0.00
30,442.19
0.00
0.00
0.00
14
Apr 2019
4,069.64
34,51
1.83
0.00
0.00
0.00
34,51
1.83
0.00
0.00
0.00
14
Jun 2019
150.00
34,661.83
0.00
0.00
0.00
34,661.83
0.00
0.00
0.00
14
Nov 2019
(32,596.83)
2,065.00
0.00
0.00
0.00
2,065.00
0.00
0.00
0.00
14
Feb 2021
4,103.33
6,168.33
0.00
0.00
0.00
6,168.33
0.00
0.00
0.00
14
Jun 2021
166.18
6,334.51
0.00
0.00
0.00
6,334.51
0.00
0.00
0.00
14
Jul 2021
4,000.00
10,334.51
0.00
0.00
0.00
10,334.51
0.00
0.00
0.00
14
Nov 2021
6,058.91
16,393.42
0.00
0.00
0.00
16,393.42
0.00
0.00
0.00
14
Feb 2022
151,871.05
168,264.47
0.00
0.00
0.00
168,264.47
0.00
0.00
0.00
14
Mar 2022
80,166.39
248,430.86
0.00
0.00
0.00
248,430.86
0.00
0.00
0.00
14
Jun 2022
129,777.61
378,208.47
0.00
0.00
0.00
378,208.47
0.00
0.00
0.00
14
Jul 2022
169.19
378,377.66
0.00
0.00
17,249,921.01
17,249,921.01
378,377.66
0.00
0.00
0.00
14
Aug 2022
16,871,543.35
17,249,921.01
0.00
0.00
17,249,751.82
17,249,921.01
0.00
0.00
0.00
14
Nov 2022
(169.19)
17,249,751.82
0.00
0.00
17,249,582.63
17,249,751.82
0.00
0.00
0.00
14
Jun 2023
(169.19)
17,249,582.63
0.00
0.00
0.00
0.00
0.00
0.00
0.00
35
Nov 2023
(153,724.04)
(153,724.04)
0.00
0.00
0.00
(153,724.04)
0.00
0.00
0.00
35
Feb 2024
(730.68)
(154,454.72)
0.00
0.00
0.00
(154,454.72)
0.00
0.00
0.00
35
May 2024
(48,685.28)
(203,140.00)
0.00
0.00
6,127,949.04
2,991,447.34
0.00
0.00
0.00
0.00
36
Nov 2021
0.00
2,991,447.34
0.00
0.00
2,853,584.98
2,991,447.34
0.00
0.00
0.00
36
Jan 2022
(137,862.36)
2,853,584.98
0.00
0.00
2,489,150.76
2,853,584.98
0.00
0.00
0.00
36
Apr 2023
(364,434.22)
2,489,150.76
0.00
0.00
0.00
0.00
0.00
0.00
0.00
43
Jun 2023
(18,780.80)
(18,780.80)
0.00
0.00

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Beginning
Balance of the
Loan at
Liquidation
Loan ID
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
Loan Count:
4
Totals:
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
0.00
0.00
0.00
16,525,365.25
19,516,812.59
19,738,733.39
0.00
0.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Aug 2024
0
0.00
0.0%
0
0.00
0.0%
1
16,958,546.14
6.4%
0
0.00
0.0%
0
0.00
0.0%
1
12,431,556.36
4.7%
8
361,042,974.27
135.4%
Jul 2024
0
0.00
0.0%
0
0.00
0.0%
1
16,986,467.63
2.7%
0
0.00
0.0%
0
0.00
0.0%
1
12,532,761.29
2.0%
7
32,739,473.45
5.2%
Jun 2024
0
0.00
0.0%
0
0.00
0.0%
1
17,016,399.29
2.6%
0
0.00
0.0%
0
0.00
0.0%
1
12,635,363.52
1.9%
3
44,538,065.69
6.7%
May 2024
0
0.00
0.0%
0
0.00
0.0%
1
17,044,097.57
2.4%
0
0.00
0.0%
0
0.00
0.0%
1
12,735,638.97
1.8%
1
15,160,553.49
2.1%
Apr 2024
0
0.00
0.0%
0
0.00
0.0%
1
17,073,814.02
2.4%
0
0.00
0.0%
0
0.00
0.0%
1
12,837,345.67
1.8%
5
87,468,943.69
12.1%
Mar 2024
0
0.00
0.0%
0
0.00
0.0%
1
17,101,290.77
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
12,936,699.96
1.6%
0
0.00
0.0%
Feb 2024
0
0.00
0.0%
0
0.00
0.0%
1
17,132,926.32
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
13,039,437.74
1.6%
0
0.00
0.0%
Jan 2024
0
0.00
0.0%
0
0.00
0.0%
1
17,160,175.00
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
13,137,870.36
1.6%
0
0.00
0.0%
Dec 2023
0
0.00
0.0%
0
0.00
0.0%
1
17,187,318.54
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
13,235,854.07
1.6%
0
0.00
0.0%
Nov 2023
0
0.00
0.0%
0
0.00
0.0%
1
17,216,500.16
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
24,233,854.68
2.9%
0
0.00
0.0%
Oct 2023
0
0.00
0.0%
0
0.00
0.0%
1
17,243,426.38
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
24,281,234.29
2.9%
0
0.00
0.0%
Sep 2023
0
0.00
0.0%
0
0.00
0.0%
1
17,272,398.47
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
24,331,977.43
2.9%
0
0.00
0.0%
Aug 2023
0
0.00
0.0%
0
0.00
0.0%
1
17,299,109.02
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
24,378,909.54
2.9%
0
0.00
0.0%
Jul 2023
0
0.00
0.0%
0
0.00
0.0%
1
17,325,716.51
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
24,425,627.61
2.9%
0
0.00
0.0%
Jun 2023
0
0.00
0.0%
0
0.00
0.0%
1
17,354,381.30
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
24,475,733.38
2.9%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Delinquency Summary Report
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Current
23
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
1
24
Bankruptcy
Foreclosure
REO
TOTAL
237,217,264.27
0.00
88.98% 0.00%
237,245,447.51
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
23
0
237,217,264.27
0.00
88.98%
0.00%
237,245,447.51
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
1
0.00
12,431,556.36
0.00% 4.66%
0.00
12,936,700.10
0
1
0.00
12,431,556.36
0.00%
4.66%
0.00
12,936,700.10
16,958,546.14
6.36%
17,519,832.60
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
16,958,546.14
6.36%
17,519,832.60
1
12,431,556.36
4.66%
12,936,700.10
25
266,607,366.77
100.00%
267,701,980.21
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
All Groups
Delinquent
Loan Count
Current
254,175,810.41
95.34%
254,765,280.11
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
90 - 120 days
121 + days
Current
89.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 4.7%
121 + days
6.4%
Total:
100.0%
Current
23
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
1
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
237,217,264.27
0.00
88.98% 0.00%
237,245,447.51
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
23
0
237,217,264.27
0.00
88.98%
0.00%
237,245,447.51
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
1
0.00
12,431,556.36
0.00% 4.66%
0.00
12,936,700.10
0
1
0.00
12,431,556.36
0.00%
4.66%
0.00
12,936,700.10
16,958,546.14
6.36%
17,519,832.60
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
16,958,546.14
6.36%
17,519,832.60
254,175,810.41
95.34%
254,765,280.11
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
12,431,556.36
4.66%
12,936,700.10
25
266,607,366.77
100.00%
267,701,980.21
Group 1
90
-
120
days
Current
TOTAL
121
+
days
24
Current
89.0%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
4.7%
121
+
days
6.4%
Total:
100.0%

Delinquency Summary Report
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Current
0
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
0
0
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0.00
0.00
0.00
0.00
0.00% 0.00% 0.00%
0.00%
0.00
0.00
0.00
0.00
0
0
0
0
0.00
0.00
0.00
0.00
0.00% 0.00% 0.00%
0.00%
0.00
0.00
0.00
0.00
0
0
0
0
0.00
0.00
0.00
0.00
0.00% 0.00% 0.00%
0.00%
0.00
0.00
0.00
0.00
0
0
0
0
0.00
0.00
0.00
0.00
0.00% 0.00% 0.00%
0.00%
0.00
0.00
0.00
0.00
0
0
0
0
0.00
0.00
0.00
0.00
0.00%
0.00%
0.00%
0.00%
0.00
0.00
0.00
0.00
Group 2
Current
0.0%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

REO S
TA
TUS REPORT
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
12,431,556.36
13,443,539.88
237,722.00
1
1/04/2022
1
1
XX
Various
V
arious
28,500,000.00
6,500,000.00
03/25/2024
0.00
0.00
0.00
06/02/2017
14
ND
Williston
Lodging
20,000,000.00
0.00
3
0.00
0.00
0.00
09/01/2021
35
LA
Lake Charles
Lodging
7,140,000.00
0.00
9
0.00
0.00
0.00
07/28/2020
36
IN
Warsaw
Retail
7,000,000.00
0.00
3
Count:
4
Totals:
62,640,000.00
12,431,556.36
13,443,539.88
6,500,000.00
237,722.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
17,249,921.01
3,610,000.00
3,982,463.00
3,982,124.62
338.38
17,249,582.63
14
3
Aug 2022
6,127,949.04
3,140,000.00
3,586,352.27
(52,446.01)
3,638,798.28
2,489,150.76
36
3
Nov 2021
7,568,815.27
3,929,678.61
3,639,136.66
19,738,733.39
Totals:
Count:
2
23,377,870.05
6,750,000.00
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

INTEREST ADJUSTMENT RECONCILI
A
TION
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
2,698.02
3,656.81
1,526.1
1
0.00
0.00
0.00
0.00
0.00
0.00
35,580.33
0.00
48,583.19
0.00
0.00
0.00
12,431,556.36
16,958,546.14
7,074,803.04
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1
1
16
31
36,464,905.54
Count:
Totals:
3
7,880.94
0.00
0.00
84,163.52
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
92,044.46
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

APPRAISAL REDUCTION REPORT
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
1
1
03/01/2024
7,827,827.27
05/13/2024
6,500,000.00
03/25/2024
35,580.33
358,449.83
16
12/01/2022
12,571,1
18.57
08/12/2024
7,400,000.00
06/16/2024
48,583.19
589,058.65
Count:
2
Totals:
20,398,945.84
13,900,000.00
84,163.52
947,508.48

LOAN LEVEL DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
XX
IL
06/30/23
594,680.16
925,661.40
241,210.14
08/10/24
08/10/24
08/01/24
0.00
0
241,100.40
0.00
0
925,661.40
0.00
0
241,210.14
0.00
3.450
0.00
4.398
60,500,000.00
4.630
0.00
3.54
0.00
0.00
0.00
0.99
12/31/23
199,737.70
07/01/19
80,802,234.35
08/12/24
244,400,000.00
08/12/24
0.00
04/01/24
04/01/24
04/01/24
05/30/19
0.00
08/01/24
0.00
0
128,831.22
34,1
17,953.95
4.376
0.00
2.59
12/31/23
167,173.36
06/28/19
06/16/21
0.00
08/01/24
0.00
0
1
19,213.57
27,420,605.27
5.040
0.00
1.45
12/31/23
158,623.43
03/01/24
0.00
5
57,418.50
12,431,556.36
5.320
0.00
0.00
93,714.80
05/31/24
0.00
09/03/19
04/01/24
07/15/22
05/01/19
0.00
12/01/22
0.00
6
65,793.31
16,958,546.14
4.498
0.00
0.00
71,022.13
08/01/24
0.00
0
46,860.96
0.00
4.360
0.00
1.81
12/31/23
12/31/23
58,698.92
57,248.99
58,379.94
08/01/24
08/01/24
08/01/24
0.00
0
39,028.08
0.00
0
38,361.82
0.00
0
40,292.27
9,402,977.27
4.810
9,557,470.02
4.652
9,531,099.61
4.900
0.00
2.15
0.00
0.00
0.00
2.04
09/30/23
12/31/23
12/31/23
52,579.90
50,860.62
48,361.16
08/01/24
08/01/24
08/01/24
0.00
0
36,472.79
0.00
0
32,667.65
0.00
0
30,142.44
9,610,141.15 4.400
7,968,464.61 4.750
0.00
4.540
0.00
1.76
0.00
1.74
0.00
0.00
12/31/23
44,241.43
43,597.41
43,749.86
33,480.00
07/01/24
07/01/24
08/01/24
08/01/24
0.00
5
30,293.23
0.00
B
29,362.40
0.00
0
28,607.1
1
0.00
0
33,480.00
7,835,055.33
4.482
7,074,803.04
4.810
6,774,385.84
4.893
8,000,000.00
4.860
0.00
1.86
0.00
0.00
0.00
0.00
0.00
1.59
12/31/22
33,305.48
09/30/20
05/01/24
03/13/24
12,457,302.74
07/12/24
06/10/24
0.00
0.00
0.00
03/27/17
0.00
0.00
7,691,941.87
08/01/24
04/01/19
0.00
0.00
0.00
0.00
07/01/24
04/24/23
10/20/21
0.00
08/01/24
0.00
0
20,489.54
5,358,358.23
4.430
0.00
2.62
12/31/23
1
Retail
2
Office
2A Office
3
Retail
4
V
arious
4A
V
arious
4B
V
arious
5
Office
6
Office
7
V
arious
8
Multifamily
9
Retail
10
Office
1
1
V
arious
12
Retail
13 V
arious
14
Lodging
15
Multifamily
16
Office
17
Mixed Use
18
Retail
19 V
arious
20
Office
21 V
arious
22
Office
23
Industrial
24
Office
25
Multifamily
26
Multifamily
27
Lodging
28
Lodging
29
Multifamily
30
Retail
31
Office
32 V
arious
33
Mixed Use
34
Retail
35
Lodging
36
Retail
37
Multifamily
38
Office
CA
XX
XX
XX
CA
PR
XX
TN
V
A
CA
12/16/19
XX
CA
XX
ND
OH
02/01/23
CA
NC
CA
XX
CA
XX
NC
CA
FL
NV
CA
04/09/20
TX
MS
NV
LA
02/13/24
VA
XX
CT
FL
LA
IN
OK
IN
08/01/19
08/10/24
N
08/10/24
N
10/01/24
N
08/01/24
08/01/24
08/01/24
08/01/19
09/01/24
N
09/01/19
02/01/24
07/01/26
N
09/01/24
10/01/19
N
10/01/19
08/01/24
09/01/24
08/01/19
09/01/24
N
07/01/24
08/01/24
07/01/24
09/01/24
N
08/01/24
09/01/24
N
10/01/24
N
10/01/24
N
07/01/19
09/01/24
N
09/01/24
N
08/01/24
N
07/01/19
08/01/24
N
09/01/24
N
09/01/24
N
09/01/24
N
07/01/24
09/01/24
08/01/24
09/01/24
N
08/01/24
07/02/24

LOAN LEVEL DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
5,026,777.21
0.00
08/01/24
0.00
0
19,576.87
4.512
31,458.71
0.00
1.70
12/31/23
5,323,175.38
4,676,651.51
07/01/24
0.00
0.00
08/01/24
08/01/24
0.00
0 21,005.14
0.00
0 18,850.08
4.575
29,646.78
4.670
29,653.48
0.00
1.77
0.00
2.19
12/31/22
12/31/23
0.00
08/01/24
0.00
0
18,81
1.38
5.000
27,055.81
0.00
0.00
TX
09/01/24
N
CA
08/01/24
CO
09/01/24
N
TX
09/01/24
N
TX
08/01/21
CA
09/01/24
NC
08/01/24
CA
08/01/24
CA
09/01/24
FL
08/01/24
N
V
A
08/01/24
GA
09/01/19
0.00
08/01/24
0.00
0
15,663.06
4.490
25,304.57
0.00
1.55
12/31/23
TX
08/01/24
N
KS
07/01/24
XX
07/01/24
0.00
4,200,000.00
08/01/24
08/01/24
0.00
0 13,410.23
0.00
4 16,672.83
4.428 21,855.
1
1
4.610
16,672.83
0.00
1.44
0.00
1.83
12/31/23
12/31/23
0.00
08/01/24
0.00
0
12,883.59
4.455
20,916.62
0.00
0.00
3,505,753.64
2,895,406.75
2,425,297.46
2,410,971.08
08/01/24
08/01/24
08/01/24
08/01/24
0.00
0
14,365.56
0.00
0
1
1,753.43
0.00
0
10,164.70
0.00
0 9,884.06
4.750
20,735.48
4.700
20,420.83
4.850
18,716.23
4.750
15,388.60
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
A
08/01/24
N
UT
08/01/24
N
TN
08/01/24
NC
08/01/24
N
AZ
07/01/24
FL
09/01/24
N
XX
09/01/24
N
AZ
09/01/24
N
NV
09/01/24
N
IL
07/01/19
KS
09/01/24
N
08/01/24
12/31/23
39
40
41
42
43
44
45
46
47
48
49
50
51
52
53
54
55
56
57
58
59
60
61
62
63
64
65
Retail
Mobile Home
Mobile Home
Multifamily
Multifamily
Office
Office
Retail
Self Storage
Lodging
Office
Multifamily
Retail
Retail
V
arious
Retail
Retail
Multifamily
Retail
Retail
Multifamily
V
arious
Retail
Retail
Office
Multifamily
Self Storage
FL
09/01/24
N
1,782,488.21
1,819,428.71
05/25/18
05/16/18
03/23/21
06/03/24
02/01/22
4,360,849.89
08/01/24
07/01/24
08/28/19
4,041,441.85
08/01/24
06/28/24
06/28/24
3,508,530.64
07/30/24
0.00
06/1
1/18
3,350,349.43
08/01/24
07/01/24
0.00
0.00
0.00
0.00
04/01/19
0.00
0.00
08/01/24
0.00
0 6,508.69
0.00
0 7,378.17
4.230
10,895.09
4.700
10,969.19
0.00
2.17
0.00
0.00
266,607,366.77
3,276,016.16
360,612,650.77
Totals:
Count:
68
0.00
2,382,214.62
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

0M
to
4.9M
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Count
0M
to
4.9M
8
5M
to
9.9M
12
10M
to
14.9M
1
15M
to
19.9M
1
25M
to
29.9M
1
30M
to
34.9M
1
60M
to
64.9M
1
Total
25
$266,607,366.77
100.00%
5
$27,420,605.27
10.29%
15
$34,1
17,953.95
12.80%
$60,500,000.00
22.69%
10
$12,431,556.36
4.66%
20
$16,958,546.14
6.36%
Balance ($)
%
30
$23,715,997.36
8.90%
$91,462,707.69
34.31%
25
Remaining Principal Balance
35
4.000%
-
4.240%
4.250%
-
4.490%
4.500%
-
4.740%
4.750%
-
4.990%
5.000% - 5.240%
5.250% - 5.490%
0
5
Total Weighted Average Rate: 4.69%
10
Total
25
$266,607,366.77
100.00%
15
1
$27,420,605.27
10.29%
20
1
$12,431,556.36
4.66%
8
$93,998,909.58
35.26%
25
9
$57,093,752.55
21.41%
35
Count
Balance ($)
%
1
$1,782,488.21
0.67%
30
5
$73,880,054.80
27.71%
Gross Rate
40
0
5M
to
9.9M
15M
to
19.9M
60M
to
64.9M
30M
to
34.9M
10M
to
14.9M
0M
to
4.9M
25M
to
29.9
M
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%

MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Count
CALIFORNIA
4
VIRGINIA
2
PUERTO RICO
1
VARIOUS
3
TEXAS
3
FLORIDA
3
NORTH CAROLINA
1
CONNECTICUT
1
LOUISIANA
1
OKLAHOMA
1
COLORADO
1
UTAH
1
ARIZONA
1
NEV
ADA
1
KANSAS
1
Balance ($)
%
$96,626,157.31
36.24%
$34,495,408.31
12.94%
$34,1
17,953.95
12.80%
$22,101,348.95
8.29%
$17,671,893.33
6.63%
$14,856,281.96
5.57%
$9,402,977.27
3.53%
$8,000,000.00
3.00%
$7,835,055.33
2.94%
$5,358,358.23
2.01%
$5,323,175.38
2.00%
$4,200,000.00
1.58%
$2,425,297.46
0.91%
$2,410,971.08
0.90%
$1,782,488.21
0.67%
Geographic Distribution by State
5
10
15
20
25
30
35
40
Total
25
$266,607,366.77
100.00%
0
CALIFORNIA
VIRGINIA
PUERTO RICO
VARIOUS
TEXAS
FLORIDA
NORTH CAROLINA
CONNECTICUT
LOUISIANA
OKLAHOMA
COLORADO
UTAH
ARIZONA
NEVADA
KANSAS
Count
Balance ($)
%
Industrial
Lodging
Mixed Use
Mobile
Home
Park
Multifamily
Office
Retail
Self Storage
Various
1
$9,557,470.02
3.58%
1
$7,968,464.61
2.99%
1
$8,000,000.00
3.00%
1
$5,323,175.38
2.00%
5
$24,933,392.74
9.35%
5
$77,085,380.01
28.91%
7
$109,818,706.35
41.19%
1
$1,819,428.71
0.68%
3
$22,101,348.95
8.29%
Total
25
$266,607,366.77
100.00%
Property
T
ype
3.0
Lodging
0
Industrial
3.6
Mixed Use
3.
Mobile Home Park
2.0
Multifamily
9.4
Office
28.9
Retail
41.2
Various
Self Storage
8.3
0.7
Industrial
3.6%
Lodging
3.0%
Mixed Use
3.0%
Mobile Home Park
2.0%
Multifamily
9.4%
Office
28.9%
Retail 41.2% Self
Storage
0.7%
Various
8.3%
Total:
100.0%

MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
117 -
119
120 -
122
Months
20
Total Weighted Average Seasoning:
119
40
Total
25
$266,607,366.77
100.00%
Count
Balance ($)
%
80
22
$227,151,706.17
85.20%
3
$39,455,660.60
14.80%
60
Seasoning
100
0
117 -
119
120 -
122
0 -
2
24
21 -
23
1
Total
25
Months
Count
20
Total Weighted Average Remaining Months:
4
40
$239,186,761.50
89.71%
$27,420,605.27
10.29%
60
$266,607,366.77
100.00%
Balance ($)
%
80
Remaining
T
erm to Maturity
100
0
0 -
2
21 -
23

0.000 - 0.490
0.500 - 0.990
1.000 - 1.490
-1.50 - -1.01
1.500 - 1.990
2.000 - 2.490
2.500 - 2.990
3.000 - 3.490
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
-1.50 - -1.01
0.000
-
0.490
0.500
-
0.990
1.000
-
1.490
1.500
-
1.990
2.000
-
2.490
2.500 - 2.990
3.000 - 3.490
Total
25
$266,607,366.77
100.00%
DSCR
Total Weighted Average DSCR:
1.38
1
$34,1
17,953.95
12.80%
0
1
$5,358,358.23
2.01%
4
$25,419,587.01
9.53%
4
1
$12,431,556.36
4.66%
16
2
$67,574,803.04
25.35%
12
3
$42,163,455.72
15.81%
12
$62,583,106.32
23.47%
8
Count
Balance ($)
%
20
1
$16,958,546.14
6.36%
24
28
Amortizing Balloon
18.32%
IO Maturity Balloon
27.27%
IO/Amortizing/Balloon
54.41%
Amortizing Balloon
18.32%
IO Maturity Balloon
27.27%
IO/Amortizing/Balloon 54.41%
Total:
100.00%
Count
Amortizing Balloon
9
IO Maturity Balloon
3
Balance ($)
%
$48,854,950.51
18.32%
$72,700,000.00
27.27%
IO/Amortizing/Balloon
13
$145,052,416.26
54.41%
Total
25
$266,607,366.77
100.00%
Amortization
T
ype

DEFEASED LOAN DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Maturity Date
Current
Note Rate
Defeasance
Status *
Current Ending
Loan ID
Scheduled
Balance
10/01/2024
4.65
F
23
9,557,470.02
09/01/2024
4.89
F
32
6,774,385.84
09/01/2024
4.75
F
59
3,505,753.64
09/01/2024
4.70
F
60
2,895,406.75
09/01/2024
4.85
F
61
2,425,297.46
09/01/2024
4.75
F
62
2,410,971.08
09/01/2024
4.70
F
65
1,819,428.71
Count:
7
Totals:
29,388,713.50
*
Defeasance Status:
P = Portion of Loan Previously Defeased.
F = Full Defeasance.

DELINQUENT LOAN DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Paid Thru
Loan ID
Date
Current
P&I
Advances**
Outstanding
P&I
Advances***
Outstanding
Servicing
Advances
Loan
Special
Status Servicer
Code*
Transfer
Date
Foreclosure
Date
Bankruptcy
Date
Reo
Date
Resolution
Strategy Code
1
1/04/2022
7
2
1
1
03/01/2024
16
12/01/2022
30
07/01/2024
31
07/01/2024
122,715.73
44,981.39
44,166.81
43,530.02
629,331.63
1,282,318.25
44,173.84
43,536.37
0.00
341,703.88
0.00
0.00
5
12/16/2019
6
02/01/2023
5
B
02/13/2024
4
Count:
4
T
otals:
255,393.95
1,999,360.09
341,703.88
B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent;
2 = 60-89 Days Delinquent;3 = 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period
P
&I Advances and may include Servicer Advance
s
.
*
Loan Status:
A = Payment not received but still in grace period;
****
Resolution Strategy Code
1 - Modification
6 - DPO
2 - Foreclosure
7 - REO
3 - Bankruptcy
8 - Resolved
4
-
Extension
5
- Note Sale
9
-
Pending Return to Master Servicer
10 - Deed in lieu of Foreclosure
1
1-
Full Payoff
12 -
Reps and Warranties
13 - Other or TBD

SPECIAL
L
Y SERVICED (
P
ART I) - LOAN DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
NOI
NOI
DSCR
Date
Schedule
Balance
12,431,556.36
Actual
Balance
12,936,700.10
Note
Maturity
Rate Date
5.320
1-Oct-19
4.498
1-Sep-24
Remaining
Life
1
1
Property
Type
V
arious
Office
Geo.
Location
XX
CA
Servicing
Loan ID
Xfer Date
1
1
16-Dec-19
16
1-Feb-23
31
13-Feb-24
Loan
Status
5
6
B
16,958,546.14
7,074,803.04
17,519,832.60
7,089,038.05
4.810
1-Sep-24
1
Office
V
A
37,545,570.75
36,464,905.54
Count:
3
Totals:
(1) Legend:
A (Payment not received but still in grace period), B (Late Payment but less than 30 days delinq), 0 (Current), 1 (30-59 Days Delinq), 2 (60-89 Days Delinq), 3 (90-120 Days Delinq), 4 (Performing Matured Balloon), 5
(Non-Performing Matured Balloon),
6 (121+ Days Delinq).

SPECIAL
L
Y SERVICED (
P
ART II) - SERVICER COMMENTS
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
Resolution
Loan ID
Strategy
Comments
1
1
REO
16
Foreclosure
31
Extension
15-property retail portfolio fully transferred to REO on
1
1/4/2022. Stirling Properties is the PM. 3 of 15 properties were sold at marshal sale. 8 of 15 properties were sold in 2023, leaving only 4 of 15 properties remaining. Stirling is marketing the remaining 4 properties to sell individually by year end 2024.
The Loan transferred to Special Servicing on
2/1/2023 due to monetary default.
The Loan matures on 9/1/2024.
Borrower has executed a PNL and expressed its
intent to submit a proposal for review. Special Servicer is pursuing a consensual foreclosure action.
A receiver was appointed at the Propert
y
.
The Loan transferred to Special Servicing for Imminent
Monetary Default ahead of maturity on
9/1/2024. A Hello Letter was sent and a PNL was execute
d
.
Borrower requested an extension. Special Servicer is negotiating extension terms.

are
posted on the Certificate Administrator’s Website.
Notice to Investors
Certificateholder may access notices on the Certificate Administrator’s Website and each Certificateholder may register to receive email notifications when notices
OTHER REL
A
TED INFORM
A
TION
y Bank of America Merril
Lynch T
rust 2014-C18
Morgan Stanle
Morgan Stanley Bank Of
l
America Merrill Lynch Trust 2014-C18
Commercial M
Commercial Mortgage Pass
-
Through Certificates, Series 2014-C18
August 2024
ortgage Pass-Through Certificates, Series 2014-C18

ADDITIONAL RECONCILI
A
TION DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
August 2024
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans